Document and Entity Information	Oct. 27, 2021
Details
Registrant CIK	0001472998
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity File Number	000-54046
Entity Registrant Name	GREENPLEX SERVICES, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-0856924
Entity Address, Address Line One	1712 Pioneer Ste 500
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	315
Local Phone Number	701-1031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false